Quarterly Information (Unaudited)	12 Months Ended
Jan. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Information (Unaudited)
Quarterly Information (Unaudited)
The following tables set forth certain quarterly financial data for the years ended January 31, 2018 and 2017 that have been prepared on a consistent basis as the accompanying audited consolidated financial statements and include all adjustments necessary for a fair presentation, in all material respects, of the information shown:

(dollars in thousands, except per share amounts)	Fiscal Year 2018
	Quarter Ended
	April 30	July 31	October 31	January 31
Revenues:
Retail Segment	$279,365	$286,505	$291,903	$334,535
Credit Segment	76,461	80,142	81,269	85,851
Total revenues	$355,826	$366,647	$373,172	$420,386
Percent of annual revenues	23.5%	24.2%	24.6%	27.7%
Cost and expenses:
Cost of goods sold	$171,950	$172,306	$175,591	$200,497
Operating income (loss):
Retail Segment	$32,011	$31,299	$29,586	$48,583
Credit Segment	(11,829)	(2,107)	(8,733)	(3,742)
Total operating income	$20,182	$29,192	$20,853	$44,841
Net income (loss)	$(2,580)	$4,273	$1,569	$3,201
Income (loss) per share:
Basic(1)	$(0.08)	$0.14	$0.05	$0.10
Diluted(1)	$(0.08)	$0.14	$0.05	$0.10

	Fiscal Year 2017
(dollars in thousands, except per share amounts)	Quarter Ended
	April 30	July 31	October 31	January 31
Revenues:
Retail Segment	$319,036	$332,436	$308,370	$356,198
Credit Segment	70,077	65,721	68,403	76,607
Total revenues	$389,113	$398,157	$376,773	$432,805
Percent of annual revenues	24.4%	24.9%	23.6%	27.1%
Cost and expenses:
Cost of goods sold	$204,466	$208,869	$192,374	$217,373
Operating income (loss):
Retail Segment	$33,663	$35,707	$33,946	$56,096
Credit Segment	(21,007)	(29,356)	(17,555)	(27,396)
Total operating income	$12,656	$6,351	$16,391	$28,700
Net income (loss)	$(9,749)	$(11,924)	$(3,815)	$(74)
Loss per share:
Basic(1)	$(0.32)	$(0.39)	$(0.12)	$0.00
Diluted(1)	$(0.32)	$(0.39)	$(0.12)	$0.00

(1)	The sum of the quarterly earnings per share amounts may not equal the fiscal year amount due to rounding and use of weighted-average shares outstanding.